Related party transactions - Schedule of Remuneration Of And Outstanding Balances With Zegna Directors And Key Executives With Strategic Responsibilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Short-term employee benefits	€ 17,871	€ 15,849	€ 17,516
Post- employment benefits	1,093	1,986	3,047
Other long-term benefits		3,392	9,110
Other long-term benefits	(3,175)
Share-based payments	1,286	4,058	14,251
Professional fees expense	2,609
Key Management Personnel
Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel [Line Items]
Employee benefits	3,749	7,074	4,346
Other non current financial liabilities	90,295	127,072	138,558
Other current liabilities	€ 4,495	€ 4,912	€ 43,034